Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 50,198,436	$ 1,678,316	$ 49,974,446	$ 1,670,827	$ 9,934,494	$ 10,490,309
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,717,828	1,194,177	35,729,371
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,421,321	448,724	13,448,886
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,059,287	$ 35,415	$ 796,189